Short-Term Borrowings (Summary of Accounts Receivable Securitization) (Details) - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Disclosure of detailed information about borrowings [line items]
Trade accounts receivable sold to buyer as security	$ 362	$ 326
Short-term borrowings from buyer	(200)	(200)	$ (40)
Accounts Receivable Securitization [Member]
Disclosure of detailed information about borrowings [line items]
Trade accounts receivable sold to buyer as security	416	446
Short-term borrowings from buyer	(200)	(200)
Overcollateralization	$ 216	$ 246